UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Japan Equity Fund

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 20.9%
Auto Components 5.8%
Aisin Seiki Co., Ltd.	140,500	4,410,676
Denso Corp.	110,400	4,172,626
F.C.C. Co., Ltd.	93,800	2,253,255
NOK Corp.	65,400	1,209,433

		12,045,990
Automobiles 8.6%
Honda Motor Co., Ltd.	130,000	4,584,293
Nissan Motor Co., Ltd.	168,700	2,045,555
Suzuki Motor Corp.	93,100	2,663,321
Toyota Motor Corp.	139,900	8,414,863

		17,708,032
Household Durables 2.0%
Hitachi Koki Co., Ltd.	154,000	2,107,084
Victor Co. of Japan Ltd.*	414,000	2,033,670

		4,140,754
Media 1.6%
Daiichikosho Co., Ltd.	263,400	3,304,579
Specialty Retail 2.9%
Alpen Co., Ltd.	73,100	2,380,519
NAFCO Co., Ltd.	68,800	1,740,172
USS Co., Ltd.	28,330	1,800,772

		5,921,463
Consumer Staples 2.1%
Food & Staples Retailing
Lawson, Inc.	48,500	1,694,322
Seven & I Holdings Co., Ltd.	82,800	2,630,951

		4,325,273
Energy 1.2%
Oil, Gas & Consumable Fuels
Nippon Mining Holdings, Inc.	345,000	2,523,364
Financials 20.2%
Capital Markets 3.6%
Nomura Holdings, Inc.	287,200	5,011,510
SBI Holdings, Inc.	7,005	2,456,811

		7,468,321
Commercial Banks 11.0%
Mitsubishi UFJ Financial Group, Inc.	436	5,555,027
Mizuho Financial Group, Inc.	892	6,543,813
Sumitomo Mitsui Finance Group, Inc.	619	6,503,988

The Bank of Fukuoka Ltd.	191,000	1,473,856
The Sumitomo Trust & Banking Co., Ltd.	238,000	2,553,238

		22,629,922
Insurance 1.2%
Millea Holdings, Inc.	68,100	2,435,883
Real Estate Management & Development 4.4%
Kenedix, Inc.	455	2,055,658
Mitsubishi Estate Co., Ltd.	127,000	3,123,588
Mitsui Fudosan Co., Ltd.	171,000	3,999,723

		9,178,969
Health Care 2.0%
Pharmaceuticals
Astellas Pharma, Inc.	45,100	1,962,471
Tsumura & Co.	95,000	2,058,644

		4,021,115
Industrials 18.7%
Commercial Services & Supplies 3.5%
Asahi Pretec Corp.	58,800	1,212,730
Fullcast Co., Ltd.	459	1,107,004
Matsuda Sangyo Co., Ltd.	73,900	1,579,776
Toppan Printing Co., Ltd.	321,000	3,434,539

		7,334,049
Construction & Engineering 1.5%
Kajima Corp.	262,000	1,235,778
Obayashi Corp.	288,000	1,811,295

		3,047,073
Electrical Equipment 0.8%
Mitsubishi Electric Corp.	177,000	1,604,068
Machinery 5.3%
FANUC Ltd.	14,300	1,302,302
Hitachi Construction Machinery Co., Ltd.	74,100	1,764,620
Komatsu Ltd.	210,600	3,824,560
Kubota Corp.	333,000	2,913,982
Tadano Ltd.	116,000	1,257,147

		11,062,611
Road & Rail 2.6%
East Japan Railway Co.	517	3,625,633
Hamakyorex Co., Ltd	61,500	1,752,157

		5,377,790
Trading Companies & Distributors 5.0%
Mitsui & Co., Ltd.	321,000	4,381,627
Sumitomo Corp.	264,000	3,701,119
UFJ Central Leasing Co., Ltd.	43,400	2,155,446

		10,238,192
Information Technology 14.7%
Electronic Equipment & Instruments 4.2%
Hoya Corp.	54,000	2,120,225
Iriso Electronics Co., Ltd.	32,100	1,097,519
Keyence Corp.	8,900	2,038,320
NEC Tokin Corp.	48,000	298,046
Nippon Chemi-Con Corp.	76,000	614,772

Nippon Electric Glass Co., Ltd.	116,000	2,509,468

		8,678,350
IT Services 1.7%
Hitachi Information Systems Ltd.	83,700	1,772,065
NS Solutions Corp.	60,900	1,802,979

		3,575,044
Office Electronics 2.9%
Canon, Inc.	112,400	5,912,491
Semiconductors & Semiconductor Equipment 5.3%
Japan Electronics Materials Corp.	54,900	1,474,481
Micronics Japan Co., Ltd.	78,800	2,448,534
Mimasu Semiconductor Industry Co., Ltd.	75,300	1,480,916
Shinko Electric Industries Co., Ltd.	39,600	1,009,983
Tokyo Electron Ltd.	34,400	2,643,983
ULVAC, Inc.	55,300	1,832,651

		10,890,548
Software 0.6%
Sumisho Computer Systems Corp.	54,900	1,340,724
Materials 16.6%
Chemicals 8.7%
Hitachi Chemical Co., Ltd.	101,600	2,701,713
JSR Corp.	101,000	2,521,498
Nippon Shokubai Co., Ltd.	266,000	2,848,029
Taiyo Ink Manufacturing Co., Ltd.	47,800	2,576,473
Tokuyama Corp.	115,000	1,537,927
Ube Industries Ltd.	1,112,000	3,289,454
ZEON Corp.	244,000	2,492,222

		17,967,316
Metals & Mining 7.9%
Dowa Holdings Co., Ltd.	332,000	2,760,445
Godo Steel Ltd.	359,000	1,781,318
Hitachi Metals Ltd.	320,000	3,403,327
JFE Holdings, Inc.	133,600	6,158,170
Osaka Steel Co., Ltd.	127,500	2,299,826

		16,403,086
Telecommunication Services 2.0%
Wireless Telecommunication Services
NTT DoCoMo, Inc.	2,725	4,158,491

Total Common Stocks (Cost $196,506,282)		203,293,498
Warrants 0.0%
Materials
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	270,000	86,560
Cash Equivalents 1.4%
Cash Management QP Trust, 5.33% (a) (Cost $2,914,741)	2,914,741	2,914,741

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 199,421,023)	99.8	206,294,799
Other Assets and Liabilities, Net	0.2	400,852

Net Assets	100.0	206,695,651

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007